Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 422,856	$ 59,527	¥ 335,661	¥ 407,894
Items that may be reclassified subsequently to profit or loss, net of tax:
Foreign currency translation	21,369	3,008	88,708	(36,685)
Net fair value change on debt instruments at fair value through other comprehensive income	10,649	1,499	409	63,890
Other comprehensive income for the year, net of tax	32,018	4,507	89,117	27,205
Total comprehensive income for the year, net of tax	454,874	64,034	424,778	435,099
Attributable to:
Equity holders of the Company	310,383	43,694	292,369	293,240
Non-controlling interests	144,491	20,340	132,409	141,859
Total comprehensive income for the year, net of tax	¥ 454,874	$ 64,034	¥ 424,778	¥ 435,099